SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Selling, general and administrative expense [Line Items]
Services and fees	$ 91,853	$ 73,401	$ 60,216
Labor cost	355,967	299,139	250,697
Depreciation of property, plant and equipment	16,562	13,990	14,153
Amortization of intangible assets	37,126	26,395	39,372
Maintenance and expenses	10,340	8,311	6,977
Taxes	164,935	170,216	160,254
Office expenses	72,426	41,921	34,968
Freight and transportation	681,416	499,127	365,455
Increase (decrease) of allowance for doubtful accounts	12,528	114	350
Others	28,525	11,032	17,682
Selling, general and administrative expenses	1,471,678	1,143,646	950,124
PwC
Selling, general and administrative expense [Line Items]
Auditor's remuneration	5,340	3,991	3,241
Auditor's remuneration for audit services	4,783	3,681	3,157
Auditor's remuneration for audit-related services	268	272	78
Auditor's remuneration for tax services	8
Auditor's remuneration for other services	$ 281	$ 38	$ 6